Goldman Sachs Small Cap Equity Insights Fund Expense Example - Class A C Inst Serv Inv R R6 Shares [Member] - Goldman Sachs Small Cap Equity Insights Fund	Oct. 31, 2025 USD ($)
Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 667
Expense Example, with Redemption, 3 Years	929
Expense Example, with Redemption, 5 Years	1,211
Expense Example, with Redemption, 10 Years	2,014
Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	299
Expense Example, with Redemption, 3 Years	632
Expense Example, with Redemption, 5 Years	1,091
Expense Example, with Redemption, 10 Years	2,363
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	288
Expense Example, with Redemption, 5 Years	507
Expense Example, with Redemption, 10 Years	1,136
Service Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	137
Expense Example, with Redemption, 3 Years	445
Expense Example, with Redemption, 5 Years	774
Expense Example, with Redemption, 10 Years	1,706
Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	98
Expense Example, with Redemption, 3 Years	323
Expense Example, with Redemption, 5 Years	566
Expense Example, with Redemption, 10 Years	1,264
Class R Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	149
Expense Example, with Redemption, 3 Years	479
Expense Example, with Redemption, 5 Years	832
Expense Example, with Redemption, 10 Years	1,828
Class R6 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	86
Expense Example, with Redemption, 3 Years	285
Expense Example, with Redemption, 5 Years	501
Expense Example, with Redemption, 10 Years	$ 1,124